June 14, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Asset-Based Lending Fund (the “Fund”)

Registration Statement on Form N-2 811-23748; 333-260182

Pre-Effective Amendment No. 1

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of John Hancock Asset-Based Lending Fund (the “Fund”), is Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 (the “Registration Statement”), relating to the Fund’s establishment as a registered investment company.

The primary purpose of this filing is to incorporate changes made in response to comments of the staff of the Securities and Exchange Commission; to update certain information contained in the Registration Statement in connection with the multi-class structure of the Fund; to make certain other changes to the Fund’s prospectus and statement of additional information; and to register shares under the Securities Exchange Act of 1933. The Fund intends to incorporate audited financial statements reflecting the seed capital of the Fund as well as the auditor’s consent in a future pre-effective amendment to the Fund’s Registration Statement.

The Fund intends to make an offer of securities upon effectiveness of the Registration Statement. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

Questions should be directed to the undersigned at bseel@jhancock.com; Mark Goshko of K&L Gates at 617-261-3163 or mark.goshko@klgates.com; George Zornada of K&L Gates at 617-261-3231 or george.zornada@klgates.com; or Pablo Javier Man of K&L Gates at 617-572-0138 or pablo.man@klgates.com.

Sincerely,
/s/ Betsy Anne Seel
Betsy Anne Seel Assistant Secretary bseel@jhancock.com

cc:	Mark Goshko, Esq.
George Zornada, Esq. Pablo Man, Esq.

200 Berkeley Street, Boston, Massachusetts 02116